Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense is comprised of the following:

	For the Years Ended December 31,		For the Nine Months Ended December 31,
	2014	2013	2012
Current:
Federal	$1,833,069	$380,143	$348,588
State	267,904	164,491	91,108
Total Current Tax Expense	2,100,973	544,634	439,696
Deferred:
Federal	192,051	784,814	266,784
State	10,144	10,936	(2,721)
Total Deferred Tax Expense	202,195	795,750	264,063
Total Income Tax Expense	$2,303,168	$1,340,384	$703,759

(13)         Income Taxes, Continued

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Years Ended December 31,		For the Nine Months Ended December 31,
	2014	2013	2012
Tax At Statutory Income Tax Rate	$2,758,729	$1,744,725	$903,960
State Tax And Other	66,738	45,761	(31,391)
Tax Exempt Interest	(534,325)	(425,450)	(180,917)
Valuation Allowance	12,026	(24,652)	12,107
Total Income Tax Expense	$2,303,168	$1,340,384	$703,759

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2014 and 2013 are presented below.

	At December 31,
	2014	2013
Deferred Tax Assets:
Deferred Compensation	$521,256	$565,577
Provision For Loan Losses	2,872,552	3,519,305
Other Real Estate Owned	1,194,141	1,125,986
Net Fees Deferred For Financial Reporting	114,924	120,984
Non-accrual Interest	431,696	167,315
Net Operating Losses	220,211	208,185
Other	207,423	47,725
Total Gross Deferred Tax Assets	5,562,203	5,755,077
Less: Valuation Allowance	(220,211)	(208,185)
Net Deferred Tax Assets	5,341,992	5,546,892
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,510	114,682
Depreciation	288,157	281,880
Other	63,536	67,881
Intangibles	—	4,465
Unrealized Gain on Securities Available for Sale	3,347,240	289,192
Total Gross Deferred Tax Liability	3,813,443	758,100
Net Deferred Tax Asset	$1,528,549	$4,788,792

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2014, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with State net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $12,026. Net deferred tax assets are included in other assets at December 31, 2014 and 2013. The Company had state net operating losses attributable to the non-bank entities of $6.7 million and $6.3 million for the year ended December 31, 2014 and 2013, respectively.

(13)         Income Taxes, Continued

Retained earnings at December 31, 2014 included tax bad debt reserves of $2.2 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank, they may be subject to federal income tax at the prevailing corporate tax rate.

As of December 31, 2014, the Company had no material unrecognized tax benefits or accrued interest and penalties. It is the Company's policy to account for interest and penalties accrued relative to unrecognized tax benefits as a component of income tax expense.

Tax returns for 2011 and subsequent years are subject to examination by taxing authorities.